UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact name of registrant as specified in charter)

615 EAST MICHIGAN STREET
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

ROBERT M. SLOTKY
PROFESSIONALLY MANAGED PORTFOLIOS
2020 E. FINANCIAL WAY, STE. 100
GLENDORA, CA 91741
(Name and address of agent for service)

(414) 765-5344
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2004

Item 1. Proxy Voting Record.

Name of Fund: Hester Total Return Fund
Period: July 1, 2003 - June 30, 2004

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Waste Connections, Inc.	5/26/2004	941053100	WCN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. DIRECTORS	Issuer

For		Ronald J. Mittelstaedt
For	For	2. Approval of Amendment of WCI's amended and restated certificate of incorporation	Issuer
For	For	3. Adoption of 2004 Equity Incentive Plan	Issuer
For	For	4. Ratification of appointment of Ernst & Young LLP as WCI's Independent Auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Intel Corporation	5/19/2004	458140100	INTC

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Craig R. Barrett
For		Charlene Barshefsky
For		E. John P. Browne
For		Andrew S. Grove
For		D. James Guzy
For		Reed E. Hundt
For		Paul S. Otellini
For		David S. Pottruck
For		Jane E. Shaw
For		John L. Thornton
For		David B. Yoffie

For	For	2. Ratification of Selection of Independent Auditors	Issuer
For	For	3. Approval of 2004 Equity Incentive Plan	Issuer
For	Against	4. Requesting expensing of stock options	Security Holder
Against	Against	5. Requesting Use of Performance-vesting	Security Holder
Against	Against	6. Requesting use of performance-based stock options	Security Holder

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Jones Apparel Group, Inc.	5/19/2004	480074103	JNY

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Peter Boneparth
For		Sidney Kimmel
For		Geraldine Stutz
For		Howard Gittis
For		Anthony F. Scarpa
For		Matthew H. Kamens
For		Michael L. Tarnopol
For		J. Robert Kerrey
For		Ann N. Reese

For	For	2. Ratification of BDO Seidman, LLP as independent auditors of corp. for 2004	Issuer
For	For	3. Approval of ammendments to 1999 stock incentive plan	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Exxon Mobil Corporation	4/5/2004	30231g102	XOM

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		M.J. Boskin
For		J.R. Houghton
For		W.R. Howell
For		R.C. King
For		P.E. Lippincott
For		H.J. Longwell
For		H.A. McKinnell, Jr.
For		M.C. Nelson
For		L.R. Raymond
For		W.V. Shipley
For		R.W. Tillerson

For	For	2. Ratification of Independent Auditors	Issuer
For	For	3. Approval of 2004 non-employee director restricted stock plan	Issuer
Against	Against	4. Political Contributions	Issuer
Against	Against	5. Political Contributions Report	Issuer
Against	Against	6. Media response on equatorial guinea	Issuer
For	Against	7. Board chairman and CEO	Issuer
Against	Against	8. Executive compensation	Issuer
Against	Against	9. Equity compensation report	Issuer
Against	Against	10. Amendment of EEO Policy	Issuer
Against	Against	11. Climate science report	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
The Home Depot, Inc.	3/29/2004	437076102	HD

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Gregory D. Brenneman
For		Richard H. Brown
For		John L. Clendenin
For		Berry R. Cox
For		Claudio X. Gonzalez
For		Milledge A. Hart, III
For		Bonnie G. Hill
For		Kenneth G. Langone
For		Robert L. Nardelli
For		Roger S. Penske

For	For	2. Company proposal to ratify the appointment of KPMG LLP as independent auditors of company for fiscal 2004	Issuer
Against	Against	3. Outside director term limits	Security Holder
For	Against	4. Poison pill implementation	Security Holder
Against	Against	5. Performance goals as a prereq. To vesting	Security Holder
Against	Against	6. Implementation of ILO human rights standards	Security Holder
Against	Against	7. Future severance agreements	Security Holder
Against	Against	8. Method of voting for directors	Security Holder

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Lamar Advertising Company	4/5/2004	512815101	LAMR

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Anna Reilly Cullinan
For		John Maxwell Hamilton
For		Robert M. Jelenic
For		Charles W. Lamar
For		Stephen P. Mumblow
For		Thomas V. Reifenheiser
For		Kevin P. Reilly, Jr.

For	For	2. Proposal to amend 1996 equity incentive plan to increase number of shares of class A common stock available for issuance	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Albertson's Inc.	6/8/2004	013104104	ABS

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Pamela G. Bailey
For		Teresa Beck
For		Beth M. Pritchard

For	For	2. Ratification of appointment of independent auditors	Issuer
For	For	3. Approval of the Albertson's, Inc. 2004 equity and performance incentive plan	Issuer
Against	Against	4. Majority vote for director elections	Security Holder
For	Against	5. Simple majority voting	Security Holder
Against	Against	6. Executive severance agreements	Security Holder
For	Against	7. Classified board	Security Holder

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Autodesk, Inc.	6/17/2004	052769106	ADSK

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Carol A. Bartz
For		Mark A. Bertelsen
For		Crawford W. Beveridge
For		J. Hallam Dawson
For		Michael J. Fister
For		Per-Kristian Halvorsen
For		Steven Scheid
For		Mary Alice Taylor
For		Larry W. Wangberg

For	For	2. Ratify appointment of Ernst & Young LLP as independent auditors of Autodesk, Inc. for fiscal year ending January 31, 2005	Issuer
Against	Against	3. Consider a stockholder proposal if properly presented at meeting	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Affiliated Managers Group, Inc.	6/8/2004	08252108	AMG

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		William J. Nutt
For		Sean M. Healey
For		Richard E. Floor
For		Stephen J. Lockwood
For		Harold J. Meyerman
For		Robert C. Puff, Jr.
For		Dr. Rita M. Rodriguez

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
York International Corporation	5/20/2004	986670107	YRK

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		W. Michael Clevy
For		J. Roderick Heller, III
For		Robert F.B. Logan
For		Gerald C. McDonough
For		C. David Myers
For		Paul J. Powers
For		Donald M. Roberts
For		James A. Urry

For	For	2. Act on an amendment to company's employee stock purchase plan	Issuer
For	For	3. Act on an amendment to company's incentive compensation plan	Issuer
For	For	4. Act on an amendment to company's omnibus stock plan	Issuer
For	For	5. Ratify appointment of KPMG LLP as company's independent auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Altera Corporation	5/14/2004	021441100	ALTR

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		John P. Daane
For		Robert W. Reed
For		Charles M. Clough
For		Robert J. Finocchio, Jr.
For		Kevin McGarity
For		Paul Newhagen
For		William E. Terry
For		Susan Wang

For	For	2. Approve an amendment to 1996 stock option plan to increase by 12,000,000	Issuer
For	For	3. Approve an amendment to 1987 employee stock purchase plan to increase by 1,000,000	Issuer
For	For	4. Ratify appointment of PricewaterhouseCoopers LLP as our independent accountants for fiscal year ending 12/31/2004	Issuer
For	Against	5. Consider expensing stock option grants issued by company	Security Holder

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Pactiv Corp.	5/14/2004	695257105	PTV

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Larry D. Brady
For		K. Dane Brooksher
For		Robert J. Darnall
For		Mary R. Henderson
For		Roger B. Porter
For		Richard L. Wambold
For		Norman H. Wesley

For	For	2. Ratify selection of Ernst & Young LLP as independent public accountants	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Dendrite International, Inc.	5/17/2004	24823910	DRTE

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		John E. Bailye
For		John A. Fazio
For		Bernard M. Goldsmith
For		Edward J. Kfoury
For		Paul A. Margolis
For		John H. Martinson
For		Terence H. Osborne
For		Patrick J. Zenner

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Perot Systems Corporation	5/12/2004	714265105	PER

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Ross Perot
For		Ross Perot, Jr.
For		Steve Blasnik
For		John S.T. Gallagher
For		Carl Hahn
For		Desoto Jordan
For		Thomas Meurer
For		Cecil H (C.H.) Moore, Jr.

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Waters Corporation	5/4/2004	941848103	WAT

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Joshua Bekenstein
For		M.J. Berendt, Ph.D.
For		Douglas A. Berthiaume
For		Philip Caldwell
For		Edward Conard
For		L.H. Glimcher, M.D.
For		William J. Miller
For		Thomas P. Salice

For	For	2. Ratify selection of PricewaterhouseCoopers as independent auditors for fiscal year ending 12/31/2004	Issuer
For	For	3. Consider and act upon any other matters which may properly come before the meeting or any adjournment thereof	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Dentsply International Inc.	5/10/2004	2490303107	XRAY

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Paula H. Cholmondeley
For		Michael J. Coleman
For		John C. Miles II
For		W. Keith Smith

For	For	2. Ratify appointment of Pricewarterhousecoopers LLP, independent auditors, to audit books and accounts of company for year ending 12/31/2004	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Quest Diagnostics Incorporated	5/4/2004	74834L100	DGX

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTOR	Issuer

For		William R. Grant
For		Surya N. Mohapatra
For		John C. Baldwin

For	For	2. Ratify appoint ment of Pricewaterhousecoopers LLP as independent auditors for fiscal year ending 12/31/2004	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
American International Group, Inc.	5/19/2004	026874104	AIG

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		M. Aidinoff
For		P. Chia
For		M. Cohen
For		W. Cohen
For		M. Feldstein
For		E. Futter
For		M. Greenberg
For		C. Hills
For		F. Hoenemeyer
For		R. Holbrooke
For		D. Kanak
For		H. Smith
For		M. Sullivan
For		E. Tse
For		F. Zarb

Against	For	2. Adopt CEO annual compensation plan	Issuer
Against	For	3. Adopt director stock plan	Issuer
For	For	4. Ratification of independent accountants	Issuer
For	Against	5. Proposal I described in proxy statement	Security Holder
Against	Against	6. Proposal II described in proxy statement	Security Holder
Against	Against	7. Proposal III described in proxy statement	Security Holder

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Conoco Phillips	5/5/2004	20825c104	COP

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		David L. Boren
For		James E. Copeland, Jr.
For		Kenneth M. Duberstein
For		Ruth R. Harkin
For		William R. Rhodes
For		J. Stapleton Roy

For	For	2. Ratification of appointment of independent auditors	Issuer
For	For	3. Authorize 2004 omnibus stock and performance incentive plan	Issuer
Against	Against	4. Officer and director compensation	Issuer
Against	Against	5. Commonsense executive compensation	Issuer
Against	Against	6. ANWR drilling	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Tupperware Corporation	5/12/2004	899896104	TUP

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Rita Bornstein
For		E.V. Goings
For		Robert J. Murray
For		Joyce M. Roche
For		M. Anne Szostak

For	For	2. Ratify appointment of independent auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
First Data Corporation	5/19/2004	319963104	FDC

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Henry C. Duques
For		Charles T. Fote
For		Richard P. Kiphart
For		Joan E. Spero

For	For	2. Ratification of selection of Ernst & Young LLP as independent auditors of company for 2004	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
C.R. Bard, Inc.	4/21/2004	067383109	BCR

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Anthony Welters
For		Tony L. White
For		Theodore E. Martin
For		Timothy M. Ring

For	For	2. Approval of amendment to 2003 long term incentive plan	Issuer
For	For	3. Approval of certain provisions of 1994 executive bonus plan	Issuer
For	For	4. Ratification of independent public accountants	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Baker Hughes Incorporated	4/28/2004	057224107	BHI

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Edward P. Djerejian
For		H. John Riley, Jr.
For		Charles L. Watson

For	For	2. Ratification of Deloitte & Touche as company's independent auditor for fiscal year 2004	Issuer
For	Against	3. Proposal no. 1 regarding classified boards	Security Holder
For	Against	4. Proposal no. 2 regarding poison pills	Security Holder

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Citigroup Inc.	4/20/2004	173034109	C

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		C. Michael Armstrong
For		Alain J.P. Belda
For		George David
For		Kenneth T. Derr
For		John M. Deutch
For		R. Hernandez Ramirez
For		Ann Dibble Jordan
For		Dudley C. Mecum
For		Richard D. Parsons
For		Andrall E. Pearson
For		Charles Prince
For		Robert E. Rubin
For		Franklin A. Thomas
For		Sanford I. Weill
For		Robert B. Willumstad

For	For	2. Ratify selection of KPMG LLP as Citigroup's independent auditors for 2004	Issuer
Against	Against	3. Curb on executive compensation, no future stock option grants and no renewals or extensions of option plans	Security Holder
For	Against	4. Report on political contributions	Security Holder
Against	Against	5. Discontinuation of all rights, options, SAR's, and possible severance payments to top 5 of management	Security Holder
For	Against	6. Chairman of the board have no management duties, titles, or responsibilities	Security Holder

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Warnaco Group, Inc.	5/19/2004	934390402	WRNC

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		David A. Bell
For		Robert A. Bowman
For		Richard Karl Goeltz
For		Joseph R. Gromek
For		Sheila A. Hopkins
For		Charles R. Perrin
For		Cheryl Nido Turpin

For	For	2. Ratify appointment of Deloitte & Touche LLP as company's auditors for current fiscal year	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Tyco International Ltd.	3/25/2004	902124106	TYC

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Dennis C. Blair
For		Edward D. Breen
For		George W. Buckley
For		Brian Duperreault
For		Bruce S. Gordon
For		John A. Krol
For		Mackey J. McDonald
For		H. Carl McCall
For		Brendan R. O'Neill
For		Sandra S. Wijnberg
For		Jerome B. York

For	For	2. Appointment of Deloitte & Touche LLP as company's independent auditors and authorization for audit committee of board of directors to set auditors' remuneration	Issuer
For	For	3. Adoption of amended and restated bye-laws	Issuer
For	For	4. Approval of Tyco 2004 stock and incentive plan	Issuer
For	For	5. Environment reporting	Security Holder
Against	Against	6. Change Tyco's jurisdiction of incorporation from Bermuda to a U.S. state	Security Holder
Against	Against	7. "Common sense" executive compensation	Security Holder

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Sensient Technologies Corp.	4/22/2004	81725t100	SXT

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Michael E. Batten
For		Dr. Fergus M. Clydesdale
For		James A.D. Croft
For		Essie Whitelaw

For	For	2. Amend Sensient Technologies corp. 2002 non-employee director stock plan	Issuer
For	For	3. Approve the amended and restated Sensient Technologies Corp. incentive compensation plan for elected corporate officers	Issuer
For	For	4. Ratify appointment of Deloitte & Touche LLP, certified public accountants, as independent auditors of company for fiscal 2004	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Pfizer Inc.	4/22/2004	717081103	PFE

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Michael S. Brown
For		M. Anthony Burns
For		Robert N. Burt
For		W. Don Cornwell
For		William H. Gray III
For		Constance J. Horner
For		William R. Howell
For		Stanley O. Ikenberry
For		George A. Lorch
For		Henry A. McKinnell
For		Dana G. Mead
For		Franklin D. Raines
For		Ruth J. Simmons
For		William C. Steere, Jr.
For		Jean-Paul Valles

For	For	2. Approve appointment of KPMG LLP as independent auditors for 2004	Issuer
For	For	3. Approve Pfizer Inc. 2004 stock plan	Issuer
Against	Against	4. Review of economic effects of HIV/AIDS, TB, and Malaria pandemics on company's business strategy	Security Holder
Against	Against	5. Political contributions	Security Holder
For	Against	6. Annual report on corporate resources devoted to supporting political entities or candidates	Security Holder
Against	Against	7. Seeking to impose term limits on directors	Security Holder
Against	Against	8. Report on increasing access to Pfizer products	Security Holder
Against	Against	9. Stock options	Security Holder
Abstain	Against	10. In vitro testing	Security Holder

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
General Electric Company	4/28/2004	369604103	GE

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	A. DIRECTORS	Issuer

For		James I. Cash, Jr.
For		Dennis D. Dammerman
For		Ann M. Fudge
For		Claudio X. Gonzalez
For		Jeffrey R. Immelt
For		Andrea Jung
For		Alan G. Lafley
For		Kenneth G. Langone
For		Ralph S. Larsen
For		Rochelle B. Lazarus
For		Sam Nunn
For		Roger S. Penske
For		Robert J. Swieringa
For		Douglas A. Warner III
For		Robert C. Wright

For	For	B. Independent auditor	Issuer
Against	For	C. Revenue measurement added to executive officer performance goals	Issuer
Against	Against	1. Cumulative voting	Security Holder
Against	Against	2. Animal testing	Security Holder
Against	Against	3. Nuclear risk	Security Holder
For	Against	4. Report PCB cleanup costs	Security Holder
Against	Against	5. Offshore sourcing	Security Holder
Against	Against	6. Sustainability index	Security Holder
Against	Against	7. Compensation committee independence	Security Holder
For	Against	8. Pay disparity	Security Holder
Against	Against	9. End stock options and bonuses	Security Holder
Against	Against	10. Limit outside directorships	Security Holder
Against	Against	11. Independent board chairman	Security Holder
Against	Against	12. Explore sale of company	Security Holder
Against	Against	13. Holding stock from stock options	Security Holder
Against	Against	14. Board independence	Security Holder
For	Against	15. Political contributions	Security Holder

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Johnson & Johnson	4/22/2004	478160104	JNJ

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Gerard N. Burrow
For		Mary S. Coleman
For		James G. Cullen
For		Robert J. Darretta
For		M. Judah Folkman
For		Ann D. Jordan
For		Arnold G. Langbo
For		Susan L. Lindquist
For		Leo F. Mullin
For		Steven S. Reinemund
For		David Satcher
For		Henry B. Schacht
For		William C. Weldon

For	For	2. Ratification of appointment of PricewaterhouseCoopers as independent auditors	Issuer
Against	Against	3. Charitable contributions	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Hewlett-Packard Company	3/17/2004	428236103	HPQ

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		L.T. Babbio, Jr.
For		P.C. Dunn
For		C.S. Fiorina
For		R.A. Hackborn
For		G.A. Keyworth II
For		R.E. Knowling, Jr.
For		S.M. Litback
For		R.L. Ryan
For		L.S. Salhany

For	For	2. Ratify Ernst & Young LLP as company's independent auditors for fiscal year ending 10/31/2004	Issuer
For	For	3. Approval of Hewlett-Packard Company 2004 stock incentive plan	Issuer
For	Against	4. "Stock option expensing proposal"	Security Holder

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Cendant Corporation	4/20/2004	151313103	CD

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		RT. Hon. Brian Mulroney
For		Ronald L. Nelson
For		Robert W. Pittman
For		Myra J. Biblowit
For		Sheli Z. Rosenberg

For	For	2. Approve amendments to articles of incorporation and by-laws of company to eliminate classification of board of directors of company	Issuer
For	For	3. Ratify and approve appointment of Deloitte & Touche LLP as company's independent auditors for year ending 12/31/2004	Issuer
Against	Against	4. Separation of offices of CEO and chairman	Security Holder
Abstain	Against	5. CEO compensation	Security Holder

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Coca-Cola Company	4/21/2004	191216100	KO

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Herbert A. Allen
For		Ronald W. Allen
For		Cathleen P. Black
For		Warren E. Buffett
For		Douglas N. Daft
For		Barry Diller
For		Donald R. Keough
For		Susan Bennett King
For		Maria Elena Lagomasino
For		Donald F. McHenry
For		Robert L. Nardelli
For		Sam Nunn
For		J. Pedro Reinhard
For		James D. Robinson III
For		Peter V. Ueberroth
For		James B. Williams

For	For	2. Ratification of appointment of Ernst & Young LLP as independent auditors	Issuer
Against	For	3. Report related to global HIB/AIDS pandemic	Security Holder
Against	Against	4. Stock option glass ceiling report	Security Holder
Against	Against	5. Executive compensation	Security Holder
Against	Against	6. Restricted stock	Security Holder
Against	Against	7. Senior executive participation in company's compensation and deferral investment program	Security Holder
Against	Against	8. China business principles	Security Holder
Abstain	Against	9. Separate positions of CEO and chairman	Security Holder

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Equitable Resources, Inc.	4/14/2004	294549100	EQT

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Lee T. Todd, Jr., Ph.D.
For		Murry S. Gerber
For		George L. Miles, Jr.
For		James W. Whalen

For	For	2. Approve amendment and restatement of Equitable Resources, Inc. 1999 long-term incentive plan	Issuer
For	For	3. Ratify appointment of Ernst & Young LLP as auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Possis Medical Inc	12/10/2003	737407106	poss

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Robert Dutcher
For		Mary K. Brainerd
For		Seymour J. Mansfield
For		William C. Mattison, Jr.
For		Whitney A. McFarlin
For		Donald Wegmiller
For		Rodney A. Young

For	For	2. Proposal to ratify selection of Deloitte & Touche LLP as independent auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Polo Ralph Lauren Corp.	8/14/2003	731572103	rl

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Arnold H. Aronson
For		Dr. Joyce F. Brown

Against	For	2. Approval of proposed amendment to the Polo Ralph Lauren Corp. executive officer annual incentive plan.	Issuer
For	For	3. Ratification of appointment of Deloitte & Touche LLP as independent auditors to serve for the fiscal year ending April 3, 2004	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Global Payments, Inc.	10/22/2003	37940x102	gpn

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTORS	Issuer

For		Raymond L. Killian, Jr.
For		Michael W. Trapp
For		Gerald J. Wilkins
For		Alex W. Hart
For		William I. Jacobs
For		Gillian H. Denham
For		Alan M. Silberstein

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Professionally Managed Portfolios

By (Signature and Title)* /s/ Robert M. Slotky, President

Date 8/24/04

* Print the name and title of each signing officer under his or her signature.